Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 85,750	$ 513,471	$ (564,326)	$ 34,895
Balance, Shares at Dec. 31, 2017	8,575,000
Net loss for the year			(33,221)	(33,221)
Balance at Dec. 31, 2018	$ 85,750	513,471	(597,547)	1,674
Balance, Shares at Dec. 31, 2018	8,575,000
Net loss for the year			(41,452)	(41,452)
Balance at Dec. 31, 2019	$ 85,750	$ 513,471	$ (638,999)	$ (39,778)
Balance, Shares at Dec. 31, 2019	8,575,000